CONVERTIBLE NOTES (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($) D $ / shares
CONVERTIBLE NOTES
Carrying value of convertible notes	$ 228,917
Amortization of financing costs	1,493	$ 1,447
Interest expense	5,750	5,750
Convertible Debt
CONVERTIBLE NOTES
Aggregate principal amount			$ 230,000
Interest rate (as a percent)			2.50%
Conversion rate			27.2707
Denomination of the principal amount of debt that is used in conversion			$ 1,000
Conversion price (in dollars per share) | $ / shares			$ 36.67
Sales price of common stock as percentage of conversion price for redemption at Company's option			130.00%
Number of trading days that threshold percentage exceeds stock price for trigger of redemption at Company's option | D			20
Period of consecutive trading days that the threshold of trading days must fall within for trigger of redemption at Company's option | D			30
Carrying value of convertible notes	228,917	227,424
Unamortized issuance costs	$ 1,083	2,576
Effective interest rate (as a percent)	3.18%
Interest not paid recorded in other payables	$ 1,438	$ 1,438